Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net [Abstract]
Schedule of property, plant and equipment
	As of December 31,
	2018	2017
Laboratory equipment & other	$151,065	$139,093
Computers	7,180	3,782
Vehicle	5,204	5,204
Furniture and equipment	13,046	13,046
	176,495	161,125
Less - accumulated depreciation	(83,253)	(57,751)
Total property and equipment, net	$93,242	$103,374